Business, Liquidity and Summary of Significant Accounting Policies (Detail Textuals 1) - USD ($) $ in Thousands		12 Months Ended
	Mar. 10, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2013	Jun. 30, 2008
Business, Going Concern And Summary Of Significant Accounting Policies [Line Items]
Accumulated deficit		$ 334,451	$ 337,788	$ 333,384			$ (107,700)
Working capital deficit		(1,600)		(2,400)
Cash		$ 710	1,824	$ 307	$ 1,163	$ 909
RNA therapeutics
Business, Going Concern And Summary Of Significant Accounting Policies [Line Items]
Accumulated deficit							$ 108,800
Licensing revenue | MiNA
Business, Going Concern And Summary Of Significant Accounting Policies [Line Items]
Licenses Revenue			$ 500
Concentration Risk, Percentage		29.00%
Licensing revenue | Mirna
Business, Going Concern And Summary Of Significant Accounting Policies [Line Items]
Licenses Revenue		$ 700
Concentration Risk, Percentage		71.00%
Subsequent event | Microlin Bio, Inc. ("Microlin")
Business, Going Concern And Summary Of Significant Accounting Policies [Line Items]
Ownership percentage of issued and outstanding shares	25.00%